TREASURY SHARES	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Treasury shares	TREASURY SHARESAs of June 30, 2023, the Company holds an aggregate of 838,185 shares at a cost of $8.1 million, with a weighted average of $9.64 per share (December 31, 2022: 838,185 shares at a cost of $8.1 million).